SCHEDULE OF CONTRACT ASSETS (Details) - USD ($) $ in Thousands	Aug. 31, 2025	Feb. 28, 2025	Feb. 29, 2024
Contract Assets And Contract Liabilities
Revenue recognized to date	$ 16,252	$ 21,165	$ 21,199
Less: Progress billings to date	(9,156)	(14,916)	(17,400)
Contract assets	7,096	6,249	3,799
Contract assets, current	$ 7,096	$ 6,249	$ 3,799